LOANS RECEIVABLE (Details 1) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Loans Receivable [Line Items]
Opening balance	$ 233,837
Reclassified from current		326,743
Accrued interest income	61,146	52,525
Expected credit loss	(184,881)	(145,431)
Closing balance	110,102	233,837
Participant Games Inc [Member]
Loans Receivable [Line Items]
Opening balance	115,963
Reclassified from current		199,806
Accrued interest income	37,391	32,120
Expected credit loss	(86,026)	(115,963)
Closing balance	67,328	115,963
Installment Entertainment Inc [Member]
Loans Receivable [Line Items]
Opening balance	117,874
Reclassified from current		126,937
Accrued interest income	23,755	20,405
Expected credit loss	(98,855)	(29,468)
Closing balance	$ 42,774	$ 117,874